Average Annual Total Returns - FidelityMunicipalMoneyMarketFund-PRO - FidelityMunicipalMoneyMarketFund-PRO - Fidelity Municipal Money Market Fund - Fidelity Municipal Money Market Fund - Return Before Taxes
Oct. 30, 2024
Average Annual Return:
Past 1 year	3.13%
Past 5 years	1.13%
Past 10 years	0.75%